Operating Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2022
Operating Lease [Line Items]
Lease term			45 years
Free of charge land term	5 years
Rental fee	$ 32,300
Operating lease expenses	183,889	$ 76,427
Short-term lease	$ 149,785	$ 20,085
Third Party Lessors [Member]
Operating Lease [Line Items]
Lease term	3 years